UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22894

INVESTMENT MANAGERS SERIES TRUST II

(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon

UMB Fund Services, Inc.

235 W. Galena Street

Milwaukee, WI 53212

(Name and address of agent for service)

(414) 299-2295

Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period: December 31, 2019

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

AXS Alternative Growth Fund

(Class A: EEHAX)

(Class I: EEHIX)

SEMI-ANNUAL REPORT

December 31, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund, if you hold your shares directly with the Fund, or from your financial intermediary, such as a broker-dealer or bank, if you hold your shares through a financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you hold your shares directly with the Fund, you may elect to receive shareholder reports and other communications from the Fund electronically by contacting the Fund at (833) 297-2587 or, if you hold your shares through a financial intermediary, contacting your financial intermediary.

You may elect to receive all future reports in paper free of charge. If you hold your shares directly with the Fund, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports at (833) 297-2587 or, if you hold your shares through a financial intermediary, contacting your financial intermediary. Your election to receive reports in paper will apply to all of the Investment Managers Series Trust II’s Funds you hold directly or through your financial intermediary, as applicable.

 AXS Alternative Growth Fund

A series of Investment Managers Series Trust II

Table of Contents

Consolidated Schedule of Investments	1
Consolidated Statement of Assets and Liabilities	6
Consolidated Statement of Operations	7
Consolidated Statements of Changes in Net Assets	8
Consolidated Financial Highlights	9
Notes to Consolidated Financial Statements	11
Supplemental Information	24
Expense Example	27

This report and the financial statements contained herein are provided for the general information of the shareholders of the AXS Alternative Growth Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

www.axsinvestments.com

AXS Alternative Growth Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS

As of December 31, 2019 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS — 0.3%
3,000	Invesco BulletShares 2020 High Yield Corporate Bond ETF	$71,790
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $72,755)	71,790

Principal Amount
	U.S. TREASURY NOTES — 70.0%
	United States Treasury Note
$3,825,000	1.250%, 1/31/2020[1]	3,823,799
1,000,000	1.125%, 3/31/2020	998,691
2,200,000	1.500%, 4/15/2020	2,199,441
1,000,000	1.625%, 6/30/2020	1,000,039
3,425,000	2.000%, 7/31/2020[1]	3,432,292
3,047,000	1.625%, 11/30/2020[1]	3,046,583
2,000,000	2.250%, 2/15/2021	2,013,672
	TOTAL U.S. TREASURY NOTES
	(Cost $16,495,657)	16,514,517

	TOTAL INVESTMENTS — 70.3%
	(Cost $16,568,412)	16,586,307
	Other Assets in Excess of Liabilities — 29.7%	6,994,277
	TOTAL NET ASSETS — 100.0%	$23,580,584

ETF – Exchange-Traded Fund

[1]	All or a portion of this security is segregated as collateral for swap agreement.

See accompanying Notes to Consolidated Financial Statements.

1

AXS Alternative Growth Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2019 (Unaudited)

FUTURES CONTRACTS

Number of Contracts	Description	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)

170	S&P 500 E-Mini	March 2020	$27,074,528	$389,822

TOTAL FUTURES CONTRACTS			$27,074,528	$389,822

See accompanying Notes to Consolidated Financial Statements.

2

AXS Alternative Growth Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2019 (Unaudited)

SWAP CONTRACTS

Counterparty	Reference Entity	Notional Amount	Pay/Receive Total Return on Reference Entity	Financing Rate[1]	Termination Date	Unrealized Appreciation (Depreciation)

Deutsche Bank	AXS Alternative Growth Fund Custom Basket	$40,312,949	Receive	0.50% of Notional Value	June 1, 2023	$(346,391)
TOTAL SWAP CONTRACTS						$(346,391)

[1]	Financing rate is based upon predetermined notional amounts.

See accompanying Notes to Consolidated Financial Statements.

3

AXS Alternative Growth Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2019 (Unaudited)

Total Return Swap Top 50 Holdings^

FUTURES CONTRACTS

Number of Long (Short) Contracts	Description	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)
195	Eurodollar	Dec-20	$47,756,579	$(28,153)
210	3 month Sterling	Dec-20	34,421,655	(3,126)
(136)	Eurodollar	Mar-21	33,294,808	28,201
(89)	3 month Euro (EURIBOR)	Mar-20	25,017,821	3,070
125	90 Day Bank Accepted Bill Future	Dec-20	21,260,149	(29,121)
(108)	3 month Sterling	Mar-20	17,593,089	3,238
67	Eurodollar	Dec-21	16,354,849	(17,016)
(60)	Eurodollar	Sep-20	14,684,451	19,872
(83)	90 Day Bank Accepted Bill Future	Sep-20	14,121,254	19,800
56	Eurodollar	Jun-20	13,687,593	(8,213)
48	3 month Euro (EURIBOR)	Sep-21	13,457,434	(8,703)
65	Three Month Canadian Bankers Acceptance Future	Jun-20	12,108,979	(5,809)
(60)	Three Month Canadian Bankers Acceptance Future	Mar-20	11,278,174	5,102
(36)	Eurodollar	Sep-21	8,621,344	8,085
(48)	90 Day Bank Accepted Bill Future	Mar-20	8,147,218	7,002
(45)	3 month Sterling	Mar-21	7,341,989	(153)
29	Eurodollar	Sep-22	7,098,009	(12,076)
21	3 month Euro (EURIBOR)	Dec-21	5,659,993	(3,633)
31	3 month Sterling	Dec-21	5,080,749	(259)
26	Three Month Canadian Bankers Acceptance Future	Sep-20	4,858,541	(6,656)
37	10 year US Treasury Notes Future	Mar-20	4,731,604	205
28	90 Day Bank Accepted Bill Future	Mar-21	4,718,010	(6,128)
28	90 Day Bank Accepted Bill Future	Jun-21	4,635,718	(8,604)
4	10 year Japanese Government Bond Future	Mar-20	4,467,749	373
(16)	3 month Euro (EURIBOR)	Jun-20	4,316,028	1,011
64	Brent Crude Monthly Future	Feb-20	4,197,695	17,441
22	90 Day Bank Accepted Bill Future	Jun-20	3,742,072	(2,557)
(23)	3 month Sterling	Jun-20	3,699,447	43
13	3 month Euro (EURIBOR)	Dec-20	3,446,220	(999)
(25)	EUR/USD	Mar-20	3,397,272	(22,446)
(37)	NY Harbour ULSD Future	Jan-20	3,165,425	(144,028)
(47)	Brent Crude Monthly Future	Mar-20	3,014,923	(12,232)
37	3 year Australian Treasury Bond Future	Mar-20	2,960,266	(18,228)
(22)	2 year Euro-Schatz Future	Mar-20	2,656,157	3,020
(43)	Light Sweet Crude Oil (WTI) Future	Mar-20	2,595,323	(25,802)
52	Soybeans Future	Mar-20	2,429,237	15,716
13	Three Month Canadian Bankers Acceptance Future	Dec-20	2,309,345	(2,704)
(83)	Wheat Future	Mar-20	2,295,273	(105,544)
(10)	Eurodollar	Jun-21	2,275,105	1,955
(45)	Soybeans Future	May-20	2,160,244	(20,640)
(31)	Brent Crude Monthly Future	Apr-20	1,987,680	(69,377)
5	DAX Index Future	Mar-20	1,802,607	(16,314)
7	3 month Euro (EURIBOR)	Mar-21	1,751,468	(1,101)
(89)	Corn Future	Mar-20	1,722,871	28,475
11	3 month Sterling	Sep-20	1,691,919	(1,274)
(24)	AUD/USD	Mar-20	1,633,157	(37,025)
(26)	Gasoil Monthly Future	Jan-20	1,570,789	(93,943)
10	10 year Italian Bond Future	Mar-20	1,557,593	(5,284)
11	Euro-BOBL Future	Mar-20	1,555,243	(3,138)
(34)	MSCI Taiwan Index Future	Jan-20	1,541,694	11,201

^	These investments are not direct holdings of the Fund. The holdings were determined based on the absolute notional values of the positions within the underlying swap basket.

See accompanying Notes to Consolidated Financial Statements.

4

AXS Alternative Growth Fund

CONSOLIDATED SUMMARY OF INVESTMENTS

As of December 31, 2019 (Unaudited)

Security Type/Industry	Percent of Total Net Assets
U.S. Treasury Notes	70.0%
Exchange-Traded Funds	0.3%
Total Investments	70.3%
Other Assets in Excess of Liabilities	29.7%
Total Net Assets	100.0%

See accompanying Notes to Consolidated Financial Statements.

5

AXS Alternative Growth Fund

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES

As of December 31, 2019 (Unaudited)

Assets:
Investments, at value (cost $16,568,412)	$16,586,307
Cash	3,329,864
Cash deposited with brokers for investments	35,142
Cash deposited with brokers for open futures contracts	392,127
Cash deposited with brokers for open swap contracts	3,476,378
Unrealized appreciation on open futures contracts	389,822
Receivables:
Fund shares sold	1,484
Dividends and Interest	79,937
Prepaid expenses	61,985
Total assets	24,353,046

Liabilities:
Unrealized depreciation on open swap contracts	346,391
Payables:
Fund shares redeemed	1,494
Due to Broker - swap contracts	388,992
Advisory fees	1,243
Distribution fees (Note 7)	554
Auditing fees	18,374
Shareholder reporting fees	4,241
Sub-transfer agent fees and expenses	3,495
Transfer agent fees and expenses	3,325
Custody fees	2,892
Chief Compliance Officer fees	540
Fund administration and accounting fees	61
Accrued other expenses	860
Total liabilities	772,462

Net Assets	$23,580,584

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$23,605,060
Total accumulated deficit	(24,476)
Net Assets	$23,580,584

Maximum Offering Price per Share:
Class A Shares:
Net assets applicable to shares outstanding	$2,044,997
Shares of beneficial interest issued and outstanding	177,481
Redemption price per share	$11.52
Maximum sales charge (5.75% of offering price)*	0.70
Maximum offering price to public	$12.22

Class I Shares:
Net assets applicable to shares outstanding	$21,535,587
Shares of beneficial interest issued and outstanding	1,846,506
Redemption price per share	$11.66

*	On sales of $1 million or more, the sales charge will not apply. Instead, the investment may be subject to a 1.00% contingent deferred sales charge.

See accompanying Notes to Consolidated Financial Statements.

6

AXS Alternative Growth Fund

CONSOLIDATED STATEMENT OF OPERATIONS

For the Six Months Ended December 31, 2019 (Unaudited)

Investment Income:
Dividends	$2,223
Interest	126,965
Total investment income	129,188

Expenses:
Advisory fees	56,376
Registration fees	20,580
Fund administration and accounting fees	17,283
Auditing fees	13,457
Shareholder reporting fees	7,401
Transfer agent fees and expenses	7,382
Custody fees	4,638
Legal fees	4,369
Insurance fees	3,093
Sub-transfer agent fees and expenses	2,995
Distribution fees (Note 7)	2,009
Chief Compliance Officer fees	1,081
Trustees' fees and expenses	815
Miscellaneous	753
Total expenses	142,232
Advisory fees waived	(56,376)
Other expenses absorbed	(7,490)
Net expenses	78,366
Net investment income	50,822

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(844)
Futures contracts	1,434,250
Swap contracts	(30,011)
Net realized gain	1,403,395
Net change in unrealized appreciation/depreciation on:
Investments	(5,219)
Futures contracts	318,947
Swap contracts	(755,618)
Net change in unrealized appreciation/depreciation	(441,890)
Net realized and unrealized gain	961,505

Net Increase in Net Assets from Operations	$1,012,327

See accompanying Notes to Consolidated Financial Statements.

7

AXS Alternative Growth Fund

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended December 31, 2019 (Unaudited)	For the Year Ended June 30, 2019
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$50,822	$90,259
Net realized gain (loss) on investments, futures contracts and swap contracts	1,403,395	(689,147)
Net change in unrealized appreciation/depreciation on investments, futures contracts and swap contracts	(441,890)	1,158,697
Net increase in net assets resulting from operations	1,012,327	559,809

Distributions to Shareholders:
Distributions:
Class A	(131,196)	(100,358)
Class I	(1,394,208)	(296,646)
Total distributions to shareholders	(1,525,404)	(397,004)

Capital Transactions:
Net proceeds from shares sold:
Class A	1,072,645	464,075
Class I	16,747,839	1,931,169
Reinvestment of distributions:
Class A	122,271	93,700
Class I	1,022,008	278,639
Cost of shares redeemed:
Class A1	(281,586)	(3,275,075)
Class I2	(1,256,018)	(4,775,907)
Net increase (decrease) in net assets from capital transactions	17,427,159	(5,283,399)

Total increase (decrease) in net assets	16,914,082	(5,120,594)

Net Assets:
Beginning of period	6,666,502	11,787,096
End of period	$23,580,584	$6,666,502

Capital Share Transactions:
Shares sold:
Class A	89,635	44,726
Class I	1,392,698	181,246
Shares reinvested:
Class A	10,605	10,624
Class I	87,576	31,238
Shares redeemed:
Class A	(24,189)	(340,631)
Class I	(107,528)	(473,438)
Net increase (decrease) in capital share transactions	1,448,797	(546,235)

[1]	Net of redemption fee proceeds of $2,253 and $263, respectively.
[2]	Net of redemption fee proceeds of $23,740 and $1,218, respectively.

See accompanying Notes to Consolidated Financial Statements.

8

AXS Alternative Growth Fund

CONSOLIDATED FINANCIAL HIGHLIGHTS

Class A

Per share operating performance.

For a capital share outstanding throughout each period.

		For the Year Ended June 30,
	For the Six Months Ended December 31, 2019 (Unaudited)	2019	2018	2017	2016	2015
Net asset value, beginning of period	$11.47	$10.42	$10.36	$10.21	$10.11	$11.01
Income from Investment Operations:
Net investment income (loss)[1]	0.03	0.09	(0.07)	(0.11)	(0.13)	(0.15)
Net realized and unrealized gain	0.75	1.41	1.05	0.78	0.89	0.82
Total from investment operations	0.78	1.50	0.98	0.67	0.76	0.67

Less Distributions:
From net investment income	(0.34)	- [2]	-	(0.26)	-	-
From net realized gain	(0.41)	(0.45)	(0.92)	(0.26)	(0.66)	(1.57)
Total distributions	(0.75)	(0.45)	(0.92)	(0.52)	(0.66)	(1.57)

Redemption fee proceeds[1]	0.02	- [2]	- [2]	- [2]	- [2]	-

Net asset value, end of period	$11.52	$11.47	$10.42	$10.36	$10.21	$10.11

Total return[3]	7.00%[4]	15.75%	9.50%	6.79%	8.24%	6.00%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$2,045	$1,163	$4,029	$4,098	$3,972	$4,618

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.12%[5,6]	3.98%[7]	3.36%	3.37%	4.08%	4.15%[7]
After fees waived and expenses absorbed	1.27%[5,6]	1.24%[7]	1.45%	1.45%	1.45%	1.81%[7,9]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(0.40)%[5]	(1.86)%[7,8]	(2.61)%	(3.00)%	(3.91)%	(3.78)%[7,8]
After fees waived and expenses absorbed	0.45%[5]	0.88%[7,8]	(0.70)%	(1.08)%	(1.28)%	(1.44)%[7,8]

Portfolio turnover rate	4%[4]	80%	69%	-%	-%	31%

[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been higher/lower had expenses not been recovered/waived and absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 5.75% of offering price which will not apply on sales of $1 million or more. If the sales charge was included total returns would be lower.
[4]	Not annualized.
[5]	Annualized.
[6]	If expenses not included in the expense cap had been excluded, the expense ratios would have been lowered by 0.03% for the six months ended December 31, 2019.
[7]	Does not include the expenses of other investment companies in which the Fund invests.
[8]	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying echange traded funds in which the Fund invests.
[9]	Ratio exceeds the expense limit in place as of June 30, 2015 because the Adviser reduced the expense limit during the year.

See accompanying Notes to Consolidated Financial Statements.

9

AXS Alternative Growth Fund

CONSOLIDATED FINANCIAL HIGHLIGHTS

Class I

Per share operating performance.

For a capital share outstanding throughout each period.

		For the Year Ended June 30,
	For the Six Months Ended December 31, 2019 (Unaudited)	2019	2018	2017	2016	2015
Net asset value, beginning of period	$11.62	$10.56	$10.43	$10.28	$10.15	$11.03
Income from Investment Operations:
Net investment income (loss)[1]	0.04	0.11	(0.04)	(0.09)	(0.10)	(0.13)
Net realized and unrealized gain	0.76	1.45	1.05	0.79	0.89	0.82
Total from investment operations	0.80	1.56	1.01	0.70	0.79	0.69

Less Distributions:
From net investment income	(0.37)	(0.05)	-	(0.29)	-	-
From net realized gain	(0.41)	(0.45)	(0.92)	(0.26)	(0.66)	(1.57)
Total distributions	(0.78)	(0.50)	(0.92)	(0.55)	(0.66)	(1.57)

Redemption fee proceeds[1]	0.02	- [2]	0.04	-	- [2]	-

Net asset value, end of period	$11.66	$11.62	$10.56	$10.43	$10.28	$10.15

Total return[3]	7.07%[4]	16.19%	10.15%	7.00%	8.50%	6.19%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$21,536	$5,503	$7,758	$2,458	$1,650	$2,025

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.87%[5,6]	3.57%[7]	3.32%	3.11%	3.77%	4.13%[7]
After fees waived and expenses absorbed	1.02%[5,6]	0.99%[7]	1.20%	1.20%	1.20%	1.60%[7,9]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(0.15)%[5]	(1.50)%[7,8]	(2.53)%	(2.74)%	(3.61)%	(3.72)%[7,8]
After fees waived and expenses absorbed	0.70%[5]	1.08%[7,8]	(0.41)%	(0.83)%	(1.04)%	(1.19)%[7,8]

Portfolio turnover rate	4%[4]	80%	69%	-%	-%	31%

[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been higher/lower had expenses not been recovered/waived and absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.
[6]	If expenses not included in the expense cap had been excluded, the expense ratios would have been lowered by 0.03% for the six months ended December 31, 2019.
[7]	Does not include the expenses of other investment companies in which the Fund invests.
[8]	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying echange traded funds in which the Fund invests.
[9]	Ratio exceeds the expense limit in place as of June 30, 2015 because the Adviser reduced the expense limit during the year.

See accompanying Notes to Consolidated Financial Statements.

10

AXS Alternative Growth Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2019 (Unaudited)

Note 1 – Organization

AXS Alternative Growth Fund (the ‘‘Fund’’) is organized as a diversified series of Investment Managers Series Trust II, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s investment objective is to seek to achieve returns and volatility comparable to the S&P 500® Total Return Index, while seeking to avoid the full impact of downside risk.

The tax-free reorganization was accomplished on November 8, 2019, but the Fund commenced investment operations on November 11, 2019 with Class A shares and Class I shares. Prior to that date, the Fund acquired the assets and assumed the liabilities of the Equinox Ampersand Strategy Fund (the “Predecessor Fund”), a series of Equinox Funds Trust. On October 17, 2019, beneficial owners of the Predecessor Fund approved a proposed Agreement and Plan of Reorganization that provided for the reorganization into the AXS Alternative Growth Fund. The Plan of Reorganization was approved by the Trust’s Board on July 10, 2019 and by the Equinox Funds Trust Board on July 1, 2019. The reorganization was accomplished by the following tax-free exchange in which each shareholder of the Predecessor Fund received the same aggregate share net asset value in the corresponding classes as noted below:

	Shares Issued	Net Assets
Class A	146,943	$1,754,296
Class I	1,488,202	$18,014,396

The net unrealized appreciation of investments transferred was $89,572 as of the date of the acquisition.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees.  Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative net assets.  Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

(a) Consolidation of Subsidiary

The Fund may invest up to 25% of its total assets in the subsidiary, a wholly-owned and controlled subsidiary formed under the laws of the Cayman Islands (the “Subsidiary”). The Consolidated Schedule of Investments, Statement of Assets and Liabilities, Statement of Operations, Statements of Changes in Net Assets and Financial Highlights of the Fund include the accounts of the Subsidiary. All inter-company accounts and transactions have been eliminated in the consolidation for the Fund. The Subsidiary is advised by Ampersand Investment Management LLC (“Ampersand” or the “Sub-Advisor”) and acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objectives and policies specified in the Fund’s prospectus and statement of additional information. The Subsidiary will generally invest in derivatives, including swaps, and other investments intended to serve as margin or collateral for swap positions. The inception date of the Subsidiary was June 27, 2018. As of December 31, 2019, total assets of the Fund were $24,353,046, of which $4,747,998, or approximately 19.5%, represented the Fund’s ownership of the shares of the Subsidiary.

11

AXS Alternative Growth Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

December 31, 2019 (Unaudited)

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

(b) Exchange Traded Funds (“ETFs”)

ETFs typically trade on securities exchanges and their shares may, at times, trade at a premium or discount to their net asset values. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held. Investing in ETFs, which are investment companies, may involve duplication of advisory fees and certain other expenses. As a result, Fund shareholders indirectly bear their proportionate share of these incurred expenses. Therefore, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in securities.

Each ETF in which the Fund invests is subject to specific risks, depending on the nature of the ETF. Each ETF is subject to the risks associated with direct ownership of the securities comprising the index on which the ETF is based. These risks could include liquidity risk, sector risk, and risks associated with fixed-income securities.

(c) Swaps

The Fund is subject to equity price risk, interest rate risk and/or commodity risk in the normal course of pursuing its investment objective. The Fund enters into various swap transactions for investment purposes and to manage interest rate, equity, foreign exchange (currency), or credit risk. These two-party contracts are entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

12

AXS Alternative Growth Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

December 31, 2019 (Unaudited)

The gross returns exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as net change in unrealized appreciation or depreciation in the Consolidated Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Consolidated Statement of Operations. Realized gains and losses from a decrease in the notional value swap are recognized on trade date. Swap agreements may also involve fees, commissions and other costs that may reduce the value of the swap agreement. These costs are not reflected in the Consolidated Statement of Operations, are deducted from the return of any such derivative instrument and, therefore, represent an indirect cost of investment in the Fund.

(d) Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund purchases and sells futures contracts to pursue its investment objective, to hedge against market risk, and to reduce return volatility. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Portfolio’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If a Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Consolidated Statement of Assets and Liabilities. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

(e) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Consolidated Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Fund records a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees which are unique to each class of shares. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of the fund except where allocation of direct expenses to the fund or an alternative allocation method can be more appropriately made.

13

AXS Alternative Growth Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

December 31, 2019 (Unaudited)

(f) Federal Income Tax

The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized gains to their shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Consolidated Statement of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of December 31, 2019, and during the prior three open tax years, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examinations in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(g) Distributions to Shareholders

Dividends from net investment income, if any, are declared and paid at least annually. Distributable net realized capital gains, if any, are declared and distributed annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

(h) Illiquid Securities

Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Fund limits its illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any security which may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Advisor, at any time, determines that the value of illiquid securities held by the Fund exceeds 15% of its net asset value, the Advisor will take such steps as it considers appropriate to reduce them as soon as reasonably practicable in accordance with the Fund’s written LRMP.

14

AXS Alternative Growth Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

December 31, 2019 (Unaudited)

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with AXS Investments LLC (the “Advisor”). Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 0.75% of the Fund’s average daily net assets. The investment advisory fees were computed and accrued daily and paid monthly at an annual rate of 0.75% of the Fund’s average daily net assets. The investment management fees included a management fee paid to the Advisor by the Fund’s Subsidiary at the annual rate of 0.75% of the Subsidiary’s average daily net assets. The Advisor had contractually agreed, for so long as the Fund invests in the Subsidiary, to waive the management fee it received from the Fund in an amount equal to the management fee paid to the Advisor by the Subsidiary. The Advisor has contractually agreed to waive its fee and, if necessary, to absorb other operating expenses to ensure that total annual operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.24% and 0.99% of the average daily net assets of Class A and Class I shares, respectively, of the Fund. This agreement is effective until November 9, 2021 and it may be terminated before that date only by the Trust’s Board of Trustees. The Advisor has engaged Ampersand Investment Management LLC (the “Sub-Advisor”) to manage the Fund and pay the Sub-Advisor from its advisory fees.

For the 24-month period commencing July 1, 2018 and ending June 30, 2020 (the “Performance Period”), the Advisor’s entitlement to the Management Fee for the following 12-month period shall be subject to a performance-based voluntary waiver (the “Performance-Based Waiver”). Under the terms of the Performance-Based Waiver, the investment performance of the Class I shares of the Fund will be measured against the S&P 500® Total Return Index (the “Benchmark”) over the Performance Period. In the event that the Fund underperforms the Benchmark over the Performance Period, the Advisor will voluntarily waive the Management Fee for the following 12-month period, excluding any portion of the Management Fee that the Advisor would otherwise be required to waive in order to satisfy its obligation under the Expense Limitation. For example, if the Advisor were required to waive its entire Management Fee under the terms of the contractual Expense Limitation, it would not have an additional obligation to make further waivers as a result of the Performance-Based Waiver. As a result, there is no guarantee that shareholders will benefit from the Performance-Based Waiver for any full or partial 12-month period. After June 30, 2020, the Performance Period will be extended from 24 months to 36 months for the period ending June 30, 2021 (i.e., from July 1, 2018 to June 30, 2021). For each successive 36-month period ending on June 30 of each year thereafter, the Advisor’s entitlement to the Management Fee for the following 12-month period shall also be subject to the Performance-Based Waiver. The Advisor reserves the right to modify or terminate the voluntary Performance-Based Waiver, at any time, upon notice to the Fund’s Board of Trustees. The Advisor will not seek recoupment of any fees waived as a result of the Performance-Based Waiver.

Prior to the close of business on November 8, 2019, investment advisory services were provided to the Predecessor Fund by Equinox Institutional Asset Management, LP (the “Previous Advisor” or “Equinox”), which received investment management fees for their services pursuant to the terms of the investment advisory agreements for the Predecessor Fund. This undertaking may not be terminated by the advisor as long as the investment advisory agreement between the Subsidiary and the advisor is in place unless the advisor obtains the prior approval of the Fund’s Board of Trustees.

15

AXS Alternative Growth Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

December 31, 2019 (Unaudited)

Effective November 9, 2019, the Advisor may recover from the Fund’s fees and/or expenses previously waived and/or absorbed if the Fund’s expense ratio, including the recovered expenses, falls below the expense limit at which it was waived. The Fund’s advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursement. The Advisor may recapture all or a portion of this amount no later than June 30 of the year stated below:

2023	$18,403
Total	$18,403

Equinox is permitted to seek reimbursement, subject to certain limitations, of fees waived or payments made by Equinox to the Predecessor Fund prior to the Predecessor Fund’s reorganization on November 8, 2019, for a period ending three years after the date of the waiver of payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursement. Reimbursements of fees waived or payments made will be made on a “first in, first out” basis so that the oldest fees waived or payments are satisfied first. Any reimbursement of fees waived or payments made by Equinox to the predecessor fund prior to the reorganization must be approved by the Trust’s Board of Trustees. The Previous Advisor may recapture all or a portion of this amount no later than June 30 of the years stated below:

2020	$189,512
2021	211,146
2022	231,363
2023	45,463
Total	$677,484

UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Fund’s other co-administrator. UMB Bank, N.A., an affiliate of UMBFS, serves as the Fund’s custodian. Prior to the close of business on November 8, 2019, Gemini Fund Services, LLC (“GFS”), an affiliate of Northern Lights Distributors, LLC (“NLD”), served as the Predecessor Fund’s administrator, fund accountant, and transfer agent and U.S. Bank N.A. served as the Predecessor Fund’s Custodian. The Fund’s allocated fees incurred for fund accounting, fund administration, transfer agency and custody services for the six months ended December 31, 2019, are reported on the Consolidated Statement of Operations.

IMST Distributors, LLC serves as the Fund’s distributor (the “Distributor”). The Distributor does not receive compensation from the Fund for its distribution services; the Advisor pays the Distributor a fee for its distribution-related services. Prior to the close of business on November 8, 2019, NLD served as the Predecessor Fund’s distributor.

16

AXS Alternative Growth Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

December 31, 2019 (Unaudited)

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators. For the six months ended December 31, 2019, the Fund’s allocated fees incurred to Trustees who are not affiliated with the Fund’s co-administrators are reported on the Consolidated Statement of Operations.

The Fund’s Board of Trustees has adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to select various fund(s) in the Trust in which their deferred accounts shall be deemed to be invested. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account. The Fund’s liability for these amounts is adjusted for market value changes in the invested fund and remains a liability to the Fund until distributed in accordance with the Plan.  The Trustees’ Deferred compensation liability under the Plan constitutes a general unsecured obligation of the Fund and is disclosed in the Consolidated Statement of Assets and Liabilities.  Contributions made under the plan and the change in unrealized appreciation/depreciation and income are included in the Trustees’ fees and expenses in the Consolidated Statement of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. Prior to the close of business on November 8, 2019, Cipperman Compliance Services served as the CCO to the Equinox Funds Trust. The Fund’s allocated fees incurred for CCO services for the six months ended December 31, 2019, are reported on the Consolidated Statement of Operations.

Note 4 – Federal Income Taxes

At December 31, 2019, gross unrealized appreciation (depreciation) of investments and securities sold short, based on cost for federal income tax purposes were as follows:

Cost of investments	$16,568,804
Gross unrealized appreciation	20,194
Gross unrealized depreciation	(2,691)
Net unrealized appreciation on investments	$17,503

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

As of June 30, 2019, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$449,196
Undistributed long-term capital gains	16,683
Tax accumulated earnings	465,879

Unrealized appreciation on investments	22,722
Total accumulated earnings	$488,601

17

AXS Alternative Growth Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

December 31, 2019 (Unaudited)

The tax character of the distributions paid during the fiscal years ended June 30, 2019, and June 30, 2018 were as follows:

	2019	2018
Distributions paid from:
Ordinary income	$30,437	$86,772
Net long-term capital gains	366,567	781,969
Total distributions paid	$397,004	$868,741

Note 5 – Redemption Fee

The Fund may impose a redemption fee of 1.00% of the total redemption amount on all shares redeemed within 30 days of purchase. For the six months ended December 31, 2019 and for the year ended June 30, 2019, the Fund received $25,993 and $1,481, respectively, in redemption fees.

Note 6 – Investment Transactions

For the six months ended December 31, 2019, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and short-term U.S. Government securities, were $5,059,251 and $71,705, respectively.

Note 7 – Distribution Plan

The Trust, on behalf of the Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act that allows the Fund to pay distribution fees for the sale and distribution of its shares.  With respect to Class A shares, the Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of average daily net assets. Class I shares do not pay any distribution fees.

Prior to the close of business on November 8, 2019, the Predecessor Fund adopted a distribution plan pursuant to Rule 12b-1 with respect to Class A shares. Pursuant to the Plan, the Fund paid NLD at the annual rate of up to 0.25% of average daily net assets attributable to Class A shares. Class I shares did not pay any distribution fees.

For the period July 1, 2019 to November 8, 2019, the Fund paid NLD $1,312 with respect to Class A shares under the Predecessor Fund’s distribution plan. For the six months ended December 31, 2019, distribution fees incurred are disclosed on the Consolidated Statement of Operations.

Note 8 – Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, the Fund expects the risk of loss to be remote.

18

AXS Alternative Growth Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

December 31, 2019 (Unaudited)

Note 9 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

19

AXS Alternative Growth Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

December 31, 2019 (Unaudited)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of December 31, 2019, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3*	Total
Assets
Investments
Exchange-Traded Funds	$71,790	$-	$-	$71,790
U.S. Treasury Notes	-	16,514,517	-	16,514,517
Total Investments	71,790	16,514,517	-	16,586,307
Other Financial Instruments**
Futures Contracts	389,822	-	-	389,822
Total Assets	$461,612	$16,514,517	$-	$16,976,129

Liabilities
Other Financial Instruments**
Swap Contracts	$-	$346,391	$-	$346,391
Total Liabilities	$-	$346,391	$-	$346,391

*	The Fund did not hold any Level 3 securities at period end.
**	Other financial instruments are derivative instruments such as swap contracts and futures contracts. Swap contracts and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Note 10 – Derivative and Hedging Disclosure

Derivatives and Hedging requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position and performance. The Fund invested in futures contracts and swap contracts during the six months ended December 31, 2019.

20

AXS Alternative Growth Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

December 31, 2019 (Unaudited)

The effects of these derivative instruments on the Fund’s financial position and financial performance as reflected in the Consolidated Statement of Assets and Liabilities and Consolidated Statement of Operations are presented in the tables below. The fair values of derivative instruments, as of December 31, 2019, by risk category are as follows:

		Asset Derivatives	Liability Derivatives
Derivatives not designated as hedging instruments	Consolidated Statement of Asset and Liabilities Location	Value	Value
Equity Contracts	Unrealized appreciation on futures contracts	$389,822	$-
Other Contracts	Unrealized depreciation on open swap contracts	-	346,391

The effects of derivative instruments on the Consolidated Statement of Operations for the six months ended December 31, 2019, are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments		Total
Equity Contracts	Futures Contracts	$1,434,250
Other Contracts	Open Swap Contracts	(30,011)

Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
Derivatives not designated as hedging instruments		Total
Equity Contracts	Futures Contracts	$318,947
Other Contracts	Open Swap Contracts	(755,618)

The number of contracts is included on the Schedule of Investments. The quarterly average volumes of derivative instruments as of December 31, 2019, are as follows:

Derivatives not designated as hedging instruments			Total
Equity Contracts	Futures Contracts	Average Notional Amount	$16,491,579
Other Contracts	Open Swap Contracts	Average Notional Amount	24,135,301

21

AXS Alternative Growth Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

December 31, 2019 (Unaudited)

Note 11 - Disclosures about Offsetting Assets and Liabilities

Disclosures about Offsetting Assets and Liabilities requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance requires retrospective application for all comparative periods presented.

A Fund mitigates credit risk with respect to OTC derivative counterparties through credit support annexes included with International Swaps and Derivative Association (“ISDA”) Master Agreements or other Master Netting Agreements which are the standard contracts governing most derivative transactions between the Fund and each of its counterparties. These agreements allow the Fund and each counterparty to offset certain derivative financial instruments’ payables and/or receivables against each other and/or with collateral, which is generally held by the Fund’s custodian. The amount of collateral moved to/from applicable counterparties is based upon minimum transfer amounts specified in the agreement. To the extent amounts due to the Fund from its counterparties are not fully collateralized contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance.

The Fund’s Consolidated Statement of Assets and Liabilities presents financial instruments on a gross basis, therefore there are no net amounts and no offset amounts within the Consolidated Statement of Assets and Liabilities to present below. Gross amounts of the financial instruments, amounts related to financial instruments/cash collateral not offset in the Consolidated Statement of Assets and Liabilities and net amounts are presented below:

			Amounts Not Offset in Consolidated Statement of Assets and Liabilities
Description/Financial Instrument/Consolidated Statement of Assets and Liabilities Category	Counterparty	Gross Amounts Presented in Consolidated Statement of Assets and Liabilities	Financial Instruments*	Cash Collateral**	Net Amount
Unrealized depreciation on open swap contracts – liability payable	Deutsche Bank	$346,391	$(346,391)	$-	$-

*	Amounts relate to master netting agreements and collateral agreements (for example, ISDA) which have been determined by the Advisor to be legally enforceable in the event of default and where certain other criteria are met in accordance with applicable offsetting accounting guidance.
**	Amounts relate to master netting agreements and collateral agreements which have been determined by the Advisor to be legally enforceable in the event of default but where certain other criteria are not met in accordance with applicable offsetting accounting guidance. The collateral amounts may exceed the related net amounts of financial assets and liabilities presented in the Consolidated Statement of Assets and Liabilities. Where this is the case, the total amount reported is limited to the net amounts of financial assets and liabilities with that counterparty.
22

AXS Alternative Growth Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

December 31, 2019 (Unaudited)

Note 12 – New Accounting Pronouncement

In August 2018, the SEC adopted regulations that eliminated or amended disclosure requirements that were redundant or outdated in light of changes in SEC requirements, GAAP, International Financial Reporting Standards, or changes in technology or the business environment. These regulations were effective November 5, 2018, and the Fund is complying with them effective with these financial statements.

Note 13 – Events Subsequent to the Fiscal Period End

The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements. There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

23

AXS Alternative Growth Fund

SUPPLEMENTAL INFORMATION (Unaudited)

Board Consideration of Investment Advisory and Sub-Advisory Agreements

At an in-person meeting held on July 18, 2019, the Board of Trustees (the “Board”) of Investment Managers Series Trust II (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the investment advisory agreement (the “Advisory Agreement”) between the Trust and AXS Investments LLC (the “Investment Advisor”) and the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Investment Advisor and Ampersand Investment Management, LLC (the “Sub-Advisor”) with respect to the AXS Alternative Growth Fund series of the Trust (the “Fund”)1, each for an initial two-year term. The Advisory Agreement and the Sub-Advisory Agreement are collectively referred to below as the “Fund Advisory Agreements.” In approving each Fund Advisory Agreement, the Board, including the Independent Trustees, determined that such approval was in the best interests of the Fund and its shareholders.

Background

In advance of the meeting, the Board received information about the Fund and the Fund Advisory Agreements from the Investment Advisor, the Sub-Advisor, and Mutual Fund Administration, LLC and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about the organization and financial condition of the Investment Advisor and the Sub-Advisor; information regarding the background, experience, and compensation structure of relevant personnel who would be providing services to the Fund; information about the Investment Advisor’s and the Sub-Advisor’s compliance policies and procedures, disaster recovery and contingency planning, and policies with respect to portfolio execution and trading; information regarding the estimated profitability of the Investment Advisor’s overall relationship with the Fund; information regarding the performance of the Equinox Ampersand Strategy Fund (the “Predecessor Fund”), which would be reorganizing into the Fund, for the one-, three-, and five-year periods ended April 30, 2019; and a report prepared by Broadridge Financial Solutions, Inc. (“Broadridge”) comparing the proposed advisory fee and estimated total expenses of the Fund with those of a group of comparable funds selected by Broadridge (the “Peer Group”) from Morningstar, Inc.’s Long-Short Equity fund universe (the “Fund Universe”). The Board also received a memorandum from legal counsel to the Trust and the Independent Trustees discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed approval of the Fund Advisory Agreements. No representatives of the Investment Advisor or the Sub-Advisor were present during the Board’s consideration of the Fund Advisory Agreements, and the Independent Trustees were represented by their legal counsel with respect to the matters considered.

In approving the Fund Advisory Agreements, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

AXS Investments LLC

Nature, Extent and Quality of Services

The Board considered that as a newly organized investment advisor, AXS did not manage any assets and had no performance history. The Board considered, however, the performance of the Predecessor Fund. The meeting materials indicated that the annualized total returns of the Predecessor Fund were higher than the Peer Group and Fund Universe median returns for the one-, three- and five-year periods. The annualized total returns of the Predecessor Fund were higher than the return of the S&P 500 Index for the one-year period, but were below the returns of the Index for the three-year period (by 3.95%) and the five-year period (by 2.16%).

1 Effective July 22, 2019, the name of the Fund was changed from AXS Long-Short Equity Fund to AXS Alternative Growth Fund.

24

AXS Alternative Growth Fund

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

The Board considered the services to be provided by the Investment Advisor and the Sub-Advisor to the Fund. In doing so, the Board considered the Investment Advisor’s role as the Fund’s investment advisor, noting that the Investment Advisor would provide overall supervision of the general investment management and investment operations of the Fund, and oversee the Sub-Advisor with respect to the Fund’s operations, including monitoring the Sub-Advisor’s investment and trading activities with respect to the Fund, and monitoring the Fund’s compliance with its investment policies; and that the Sub-Advisor’s responsibilities would include day-to-day portfolio management for the Fund. The Board considered that as a newly organized investment advisor, the Investment Advisor did not manage any assets and had no performance history. The Board considered, however, the qualifications, experience, and responsibilities of the personnel of the Investment Advisor who would be involved in the activities of the Fund. In addition, the Board considered the overall quality of the organization and operations of the Investment Advisor, as well as its compliance structure and compliance procedures.

The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the Investment Advisor would have the capabilities, resources, and personnel necessary to manage the Fund, and that the Investment Advisor would provide the Fund with a reasonable potential for good investment results.

Advisory Fee and Expense Ratio

The Board reviewed information regarding the Fund’s proposed advisory fee and estimated total expenses. The meeting materials indicated that the Fund’s proposed annual investment advisory fee (gross of fee waivers) was lower than the Peer Group and Fund Universe medians, and was the same as the advisory fee of the Predecessor Fund. The Trustees considered that the Investment Advisor does not manage any other mutual funds, pension funds, or institutional separate accounts using the same objectives and policies as the Fund, and therefore they did not have a good basis for comparing the Fund’s advisory fee with those of other similar accounts of the Investment Advisor. The meeting materials indicated that the estimated total expenses (net of fee waivers) of the Fund were lower than the Peer Group and Fund Universe medians.

The Board and the Independent Trustees concluded that the proposed compensation payable to the Investment Advisor under the Advisory Agreement would be fair and reasonable in light of the nature and quality of the services proposed to be provided by the Investment Advisor to the Fund.

Profitability and Economies of Scale

The Board next reviewed the estimated profitability to the Investment Advisor of its relationship with the Fund in the Fund’s first year of operations, taking into account the Predecessor Fund’s current assets. The Board observed that the Investment Advisor anticipated waiving its entire advisory fee and subsidizing certain of the operating expenses for the Fund, and that the Investment Advisor did not anticipate that it would realize a profit with respect to the Fund in the first year.

The Board noted that the potential benefits received by the Investment Advisor as a result of its relationship with the Fund, other than the receipt of its advisory fee, would include the usual types of “fall out” benefits received by advisors to the Trust, including the beneficial effects from the review by the Trust’s Chief Compliance Officer of the Investment Advisor’s compliance program, and the intangible benefits of its association with the Fund generally and any favorable publicity arising in connection with the Fund’s performance. The Board also noted that although the Advisory Agreement does not provide for any advisory fee breakpoints, the Fund’s asset level would likely be too low to achieve significant economies of scale after the reorganization and during the Fund’s initial startup period, and that any such economies would be considered in the future as the Fund’s assets grow.

25

AXS Alternative Growth Fund

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Ampersand Investment Management, LLC

Nature, Extent and Quality of Services

The Board considered the overall quality of services to be provided by the Sub-Advisor to the Fund. In doing so, the Board noted that as the sole sub-advisor to the Fund, the Sub-Advisor would be primarily responsible for the day-to-day management of the Fund and its investment results. The Board also considered the services to be provided by the Sub-Advisor to the Fund, and the qualifications, experience, and responsibilities of the personnel of the Sub-Advisor who would be involved in the activities of the Fund. In addition, the Board considered the overall quality of the organization and operations of the Sub-Advisor, as well as its compliance structure and compliance procedures. Information regarding the performance of the Predecessor Fund is described above.

The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the Sub-Advisor would have the capabilities, resources, and personnel necessary to manage the Fund, and that the Sub-Advisor would provide the Fund with a reasonable potential for good investment results.

Sub-Advisory Fee

The Board reviewed information regarding the annual sub-advisory fee proposed to be charged by the Sub-Advisor with respect to the Fund, and considered the relative levels and types of services to be provided by the Investment Advisor and the Sub-Advisor. The Board noted that the Investment Advisor’s services would include supervision and monitoring of the investment and trading activities of the Sub-Advisor, analysis of the Fund’s investment operations, and general administrative services related to the Investment Advisor’s overall supervision of the Fund, and that the Sub-Advisor’s responsibilities would include day-to-day portfolio management for the Fund. The Trustees noted that the Sub-Advisor does not manage any other accounts with the same objectives and policies as the Fund, and therefore they did not have a good basis for comparing the Fund’s proposed sub-advisory fee with those of other similar accounts of the Sub-Advisor. The Board also noted that the Investment Advisor would pay the Sub-Advisor’s sub-advisory fee from the Investment Advisor’s advisory fee.

The Board and the Independent Trustees concluded that the proposed compensation payable to the Sub-Advisor under the Sub-Advisory Agreement would be fair and reasonable in light of the nature and quality of the services proposed to be provided by the Sub-Advisor to the Fund.

Benefits to the Sub-Advisor

The Board also considered the potential benefits to be received by the Sub-Advisor as a result of its relationship with the Fund, other than the receipt of its sub-advisory fee, would include the usual types of “fall out” benefits received by sub-advisors to the Trust, including any research received from broker-dealers providing execution services to the Fund, the beneficial effects from the review by the Trust’s Chief Compliance Officer of the Sub-Advisor’s compliance program, and the intangible benefits of the Sub-Advisor’s association with the Fund generally and any favorable publicity arising in connection with the Fund’s performance.

Conclusion

Based on these and other factors, the Board and the Independent Trustees concluded that approval of each Fund Advisory Agreement was in the best interests of the Fund and its shareholders and, accordingly, approved each Fund Advisory Agreement with respect to the Fund.

26

AXS Alternative Growth Fund

EXPENSE EXAMPLE

For the Six Months Ended December 31, 2019 (Unaudited)

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees; distribution and/or 12b-1 fees (Class A shares only) and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2019 to December 31, 2019.

Actual Expenses

The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row for your share class, under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges. Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account Value	Ending Account Value	Expenses Paid During Period
		7/1/19	12/31/19	7/1/19 – 12/31/19
Class A*	Actual Performance	$ 1,000.00	$ 1,070.00	$ 6.59
	Hypothetical (5% annual return before expenses)	1,000.00	1,018.77	6.42
Class I*	Actual Performance	1,000.00	1,070.70	5.29
	Hypothetical (5% annual return before expenses)	1,000.00	1,020.03	5.16

*	Expenses are equal to the Fund’s annualized expense ratios of 1.27% and 1.02% for Class A shares and Class I shares, respectively, multiplied by the average account values over the period, multiplied by 184/366 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.
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AXS Alternative Growth Fund

A series of Investment Managers Series Trust II

Investment Advisor

AXS Investments LLC

181 Westchester Avenue, Unit 402

Port Chester, New York 10573

Sub-Advisor

Ampersand Investment Management, LLC

47 Hulfish Street, Suite 510

Princeton, New Jersey 08542

Custodian

UMB Bank, n.a.

928 Grand Boulevard, 5th Floor

Kansas City, Missouri 64106

Fund Co-Administrator

Mutual Fund Administration, LLC

2220 E. Route 66, Suite 226

Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant

UMB Fund Services, Inc.

235 W. Galena Street

Milwaukee, Wisconsin 53212

Distributor

IMST Distributors, LLC

Three Canal Plaza, Suite 100

Portland, Maine 04101

www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
AXS Alternative Growth Fund – Class A	EEHAX	46141T 430
AXS Alternative Growth Fund – Class I	EEHIX	46141T 380

Privacy Principles of the AXS Alternative Growth Fund for Shareholders

The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund. The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the AXS Alternative Growth Fund for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting

The Fund’s proxy voting policies and procedures, as well as information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, are available, without charge and upon request by calling (833) 297-2587 or on the SEC’s website at www.sec.gov.

Fund Portfolio Holdings

The Fund will file a complete schedule of their portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT within 60 days of the end of such fiscal quarter. Shareholders may obtain the Fund’s Form N-PORT on the SEC’s website at www.sec.gov.

Prior to their use of Form N-PORT, the Fund filed their complete schedule of its portfolio holdings with the SEC on Form N-Q, which is available online at www.sec.gov.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (833) 297-2587.

AXS Alternative Growth Fund

P.O. Box 2175

Milwaukee, WI 53201

Toll Free: (833) 297-2587

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).
(b)	Not applicable.

Item 6. Schedule of Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust II

By (Signature and Title)		/s/ Terrance Gallagher
Terrance Gallagher, President/Chief Executive Officer

Date	3/9/20

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)		/s/ Terrance Gallagher
Terrance Gallagher, President/Chief Executive Officer

Date	3/9/20

By (Signature and Title)		/s/ Rita Dam
Rita Dam, Treasurer/Chief Financial Officer

Date	3/9/20